Other Financial Liabilities (Details) - Schedule of Warrant Liability was Measured Using a Black Scholes Model - USD ($)	5 Months Ended	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Warrant Liability was Measured Using a Black Scholes Model [Abstract]
Fair value at initial measurement date, Warrants Outstanding	$ 1,754,386	$ 500,000
Fair value at initial measurement date, Fair Value per shares (in Dollars per share)	$ 0.62	$ 3.13
Fair value at initial measurement date, Fair Value	$ 1,607,791	$ 1,562,911
(Gain) on remeasurement of warrant liability at fair value	(22,766)	(1,487,589)
Fair value as of March 31, Warrants Outstanding	$ 1,754,386	$ 500,000
Fair value as of March 31, Fair Value per shares (in Dollars per share)	$ 0.53	$ 0.15
Fair value as of March 31,Fair Value	$ 1,585,025	$ 75,322